Aug-09-05 01:10pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-653 P.002/003 F-176

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

[redacted]

05061578

1-32594

NYSE

RECD S.E.C.
AUG - 9 2005
1086

August 9, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

PROCESSED
AUG 10 2005
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Heartland Payment Systems, Inc., Common Shares, $0.001 par value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on August 9, 2005. Tentative listing date – August 11, 2005.

Sincerely,

144354